GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.89%
408,955	Alcoa Corp(a)	$ 2,519,163
225,786	Axalta Coating Systems Ltd(a)	3,899,324
19,122	Cabot Corp	499,467
49,588	CF Industries Holdings Inc	1,348,794
9,182	Eastman Chemical Co	427,697
32,430	Element Solutions Inc(a)	271,115
20,026	FMC Corp	1,635,924
106,901	Huntsman Corp	1,542,581
58,960	International Paper Co	1,835,425
2,167	NewMarket Corp	829,679
17,547	Newmont Corp	794,528
11,897	Royal Gold Inc	1,043,486
3,241	RPM International Inc	192,839
7,608	Sherwin-Williams Co	3,496,028
2,608	WR Grace & Co	92,845
		20,428,895
Communications — 5.24%
1,888	Amazon.com Inc(a)	3,681,071
145,754	CenturyLink Inc	1,378,833
119,088	Ciena Corp(a)	4,740,893
48,006	Corning Inc	986,043
38,787	Liberty Broadband Corp Class C(a)	4,294,497
145,275	Liberty Global PLC Class C(a)	2,282,270
186,633	News Corp Class A	1,675,031
137,069	NortonLifeLock Inc	2,564,561
6,314	Okta Inc(a)	771,950
2,422	Roku Inc(a)	211,877
27,633	VeriSign Inc(a)	4,976,427
		27,563,453
Consumer, Cyclical — 8.88%
66,114	Allison Transmission Holdings Inc	2,155,978
22,947	Aptiv PLC	1,129,910
75,945	AutoNation Inc(a)	2,131,017
17,899	Best Buy Co Inc	1,020,243
29,171	Casey's General Stores Inc	3,864,866
3,953	Chipotle Mexican Grill Inc(a)	2,586,843
103,984	Cinemark Holdings Inc	1,059,597
51,979	Copa Holdings SA Class A	2,354,129
12,666	Costco Wholesale Corp	3,611,457
56,624	Dick's Sporting Goods Inc	1,203,826
14,549	Dollar General Corp	2,197,045
124,567	DR Horton Inc	4,235,278
1,040	Dunkin' Brands Group Inc	55,224
35,256	General Motors Co	732,620
119,781	HD Supply Holdings Inc(a)	3,405,374
43,194	Hilton Grand Vacations Inc(a)	681,169
53,833	International Game Technology PLC(b)	320,306
178,676	JetBlue Airways Corp(a)	1,599,150
1,779	Las Vegas Sands Corp	75,554
163,385	Macy's Inc(b)	802,220
173,299	MGM Resorts International	2,044,928
Shares		Fair Value
Consumer, Cyclical — (continued)
18,506	Mohawk Industries Inc(a)	$ 1,410,898
32,128	PACCAR Inc	1,963,985
7,285	PVH Corp	274,207
19,651	Target Corp	1,826,954
57,377	Toll Brothers Inc	1,104,507
32,571	WESCO International Inc(a)	744,247
23,853	Whirlpool Corp	2,046,587
		46,638,119
Consumer, Non-Cyclical — 15.71%
54,341	AbbVie Inc	4,140,241
36,711	Acadia Healthcare Co Inc(a)	673,647
14,224	Alexion Pharmaceuticals Inc(a)	1,277,173
11,922	AmerisourceBergen Corp	1,055,097
11,963	Anthem Inc	2,716,079
10,373	Biogen Inc(a)	3,281,810
4,189	Bio-Rad Laboratories Inc Class A(a)	1,468,496
39,751	Cardinal Health Inc	1,905,663
13,569	Church & Dwight Co Inc	870,858
11,948	Cigna Corp	2,116,947
71,016	Conagra Brands Inc	2,083,609
15,148	CoreLogic Inc	462,620
20,011	Corteva Inc	470,258
297	CoStar Group Inc(a)	174,401
5,644	DENTSPLY SIRONA Inc	219,156
14,639	Edwards Lifesciences Corp(a)	2,761,208
7,635	Gilead Sciences Inc	570,793
707	Graham Holdings Co Class B	241,207
81,710	Hologic Inc(a)	2,868,021
49,167	Horizon Therapeutics PLC(a)	1,456,327
3,664	Humana Inc	1,150,569
67,999	IHS Markit Ltd	4,079,940
35,804	Incyte Corp(a)	2,621,927
14,068	Ingredion Inc	1,062,134
8,268	Integra LifeSciences Holdings Corp(a)	369,332
44,723	IQVIA Holdings Inc(a)	4,823,823
21,368	Jazz Pharmaceuticals PLC(a)	2,131,244
9,782	JM Smucker Co	1,085,802
57,714	Kroger Co	1,738,346
17,113	Moderna Inc(a)	512,534
19,187	Molina Healthcare Inc(a)	2,680,616
8,701	Monster Beverage Corp(a)	489,518
25,136	Procter & Gamble Co	2,764,960
69,073	QIAGEN NV(a)	2,873,437
2,199	Regeneron Pharmaceuticals Inc(a)	1,073,750
2,022	S&P Global Inc	495,491
42,404	Service Corp International	1,658,420
53,083	ServiceMaster Global Holdings Inc(a)	1,433,241
31,700	STERIS PLC	4,437,049
26,309	TransUnion	1,741,130
33,781	TreeHouse Foods Inc(a)	1,491,431
33,372	Tyson Foods Inc Class A	1,931,238
45,212	Universal Health Services Inc Class B	4,479,605

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
164,542	US Foods Holding Corp(a)	$ 2,914,039
1,783	Vertex Pharmaceuticals Inc(a)	424,265
8,441	West Pharmaceutical Services Inc	1,285,142
		82,562,594
Energy — 2.96%
115,279	Apergy Corp(a)	662,854
114,949	Baker Hughes Co	1,206,965
7,173	Cimarex Energy Co	120,722
90,310	Devon Energy Corp	624,042
14,724	EOG Resources Inc	528,886
43,189	Halliburton Co	295,845
46,277	HollyFrontier Corp	1,134,249
248,841	Kosmos Energy Ltd	222,862
192,566	Marathon Oil Corp	633,542
6,237	Marathon Petroleum Corp	147,318
47,517	ONEOK Inc	1,036,346
50,610	PBF Energy Inc Class A	358,319
25,674	Pioneer Natural Resources Co	1,801,031
154,537	Range Resources Corp(b)	352,344
85,067	Targa Resources Corp	587,813
277,880	TechnipFMC PLC	1,872,911
257,394	Williams Cos Inc	3,642,125
100,561	WPX Energy Inc(a)	306,711
		15,534,885
Financial — 31.01%
749	Alleghany Corp	413,710
33,639	Alliance Data Systems Corp	1,131,952
213,089	Ally Financial Inc	3,074,874
22,645	American Campus Communities Inc REIT	628,399
44,220	American Financial Group Inc	3,098,938
154,777	American Homes 4 Rent REIT Class A	3,590,826
11,759	American National Insurance Co	968,706
55,360	Apartment Investment & Management Co REIT Class A	1,945,904
115,792	Athene Holding Ltd Class A(a)	2,873,957
2,552	AvalonBay Communities Inc REIT	375,578
9,333	Bank of Hawaii Corp	515,555
8,012	Berkshire Hathaway Inc Class B(a)	1,464,834
77,742	Brandywine Realty Trust REIT	817,846
124,134	Brighthouse Financial Inc(a)	3,000,319
282,480	Brixmor Property Group Inc REIT	2,683,560
61,091	Camden Property Trust REIT	4,840,851
20,983	Cboe Global Markets Inc	1,872,733
46,124	Cincinnati Financial Corp	3,480,056
115,081	Citizens Financial Group Inc	2,164,674
13,998	CME Group Inc	2,420,394
14,699	CoreSite Realty Corp REIT	1,703,614
Shares		Fair Value
Financial — (continued)
33,823	Corporate Office Properties Trust REIT	$ 748,503
49,062	CyrusOne Inc REIT	3,029,578
2,217	Digital Realty Trust Inc REIT	307,963
18,709	Discover Financial Services	667,350
130,606	Douglas Emmett Inc REIT	3,984,789
185,480	Duke Realty Corp REIT	6,005,842
18,820	East West Bancorp Inc	484,427
448,694	Empire State Realty Trust Inc REIT Class A	4,020,298
2,918	EPR Properties REIT	70,674
169,369	Equitable Holdings Inc	2,447,382
4,615	Equity LifeStyle Properties Inc REIT	265,270
41,034	Equity Residential REIT	2,532,208
24,265	Essex Property Trust Inc REIT	5,344,124
45,577	Evercore Inc Class A	2,099,277
27,162	Extra Space Storage Inc REIT	2,601,033
53,959	Fidelity National Financial Inc	1,342,500
54,314	Fifth Third Bancorp	806,563
60,410	First American Financial Corp	2,561,988
81,659	First Hawaiian Inc	1,349,823
248,197	First Horizon National Corp	2,000,468
26,009	FNB Corp	191,686
167,864	Healthcare Trust of America Inc REIT Class A	4,075,738
38,388	Highwoods Properties Inc REIT	1,359,703
2,982	Interactive Brokers Group Inc Class A	128,733
249,275	Invitation Homes Inc REIT	5,327,007
33,955	Jefferies Financial Group Inc	464,165
904	Jones Lang LaSalle Inc	91,286
10,987	Kilroy Realty Corp REIT	699,872
26,529	Lincoln National Corp	698,243
1,791	M&T Bank Corp	185,243
65,487	Mercury General Corp	2,666,631
572,171	MFA Financial Inc REIT	886,865
6,789	Mid-America Apartment Communities Inc REIT	699,471
101,340	National Retail Properties Inc REIT	3,262,135
258,784	Navient Corp	1,961,583
193,871	Old Republic International Corp	2,956,533
3,107	OneMain Holdings Inc	59,406
10,613	Outfront Media Inc REIT	143,063
123,646	PacWest Bancorp	2,215,736
270,590	Paramount Group Inc REIT	2,381,192
58,214	Popular Inc	2,037,490
6,636	Prosperity Bancshares Inc	320,187
41,763	Reinsurance Group of America Inc	3,513,939
448,829	Retail Properties of America Inc REIT Class A	2,320,446
5,488	SBA Communications Corp REIT	1,481,595
48,343	SEI Investments Co	2,240,215
17,290	Signature Bank	1,389,943

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
39,340	SITE Centers Corp REIT	$ 204,961
27,703	SL Green Realty Corp REIT	1,193,999
65,489	Spirit Realty Capital Inc REIT	1,712,537
56,356	Sterling Bancorp	588,920
142,946	STORE Capital Corp REIT	2,590,182
35,748	Sun Communities Inc REIT	4,463,138
14,575	SVB Financial Group(a)	2,201,991
233,435	Synchrony Financial	3,755,969
15,828	Synovus Financial Corp	277,940
97,610	Two Harbors Investment Corp REIT	371,894
18,298	UDR Inc REIT	668,609
205,088	Unum Group	3,078,371
38,594	Ventas Inc REIT	1,034,319
457,450	VEREIT Inc REIT	2,236,930
86,061	Voya Financial Inc	3,489,774
8,451	Webster Financial Corp	193,528
92,236	Western Alliance Bancorp	2,823,344
1,177	White Mountains Insurance Group Ltd	1,071,070
54,924	Zions Bancorp NA	1,469,766
		162,922,688
Industrial — 12.88%
13,197	AGCO Corp	623,558
36,752	Allegion PLC	3,381,919
29,410	AMETEK Inc	2,118,108
102,129	AO Smith Corp	3,861,498
2,423	AptarGroup Inc	241,185
871	Ball Corp	56,319
2,151	Coherent Inc(a)	228,888
6,937	Curtiss-Wright Corp	641,048
9,013	Expeditors International of Washington Inc	601,347
25,796	Flowserve Corp	616,267
46,650	Fortive Corp	2,574,614
30,635	frontdoor Inc(a)	1,065,485
178,747	Gentex Corp	3,961,034
324,397	Graphic Packaging Holding Co	3,957,643
2,972	Illinois Tool Works Inc	422,381
17,523	ITT Inc	794,843
105,935	Jabil Inc	2,603,882
12,280	JB Hunt Transport Services Inc	1,132,584
108,024	Johnson Controls International PLC	2,912,327
50,488	Keysight Technologies Inc(a)	4,224,836
26,865	Knight-Swift Transportation Holdings Inc	881,172
18,815	Landstar System Inc	1,803,606
36,299	Masco Corp	1,254,856
16,036	MDU Resources Group Inc	344,774
115,944	National Instruments Corp	3,835,428
19,131	Old Dominion Freight Line Inc	2,511,135
25,241	Owens Corning	979,603
2,424	Packaging Corp of America	210,476
24,243	Pentair PLC	721,472
8,515	Raytheon Co	1,116,742
54,836	Republic Services Inc	4,115,990
Shares		Fair Value
Industrial — (continued)
5,098	Schneider National Inc Class B	$ 98,595
102,865	Sensata Technologies Holding PLC(a)	2,975,885
29,423	Snap-on Inc	3,201,811
10,645	Teledyne Technologies Inc(a)	3,164,439
3,266	Trane Technologies PLC	269,739
5,774	Union Pacific Corp	814,365
9,140	Universal Display Corp	1,204,469
1,442	Waste Connections Inc	111,755
64,622	Westrock Co	1,826,218
3,527	Xylem Inc	229,714
		67,692,010
Technology — 4.66%
4,324	Adobe Inc(a)	1,376,070
5,790	Advanced Micro Devices Inc(a)	263,329
67,019	Amdocs Ltd	3,684,034
4,327	Apple Inc	1,100,313
1,354	Citrix Systems Inc	191,659
118,055	DXC Technology Co	1,540,618
2,664	Fortinet Inc(a)	269,517
13,846	Lam Research Corp	3,323,040
23,924	Microchip Technology Inc(b)	1,622,047
1,752	Microsoft Corp	276,308
6,993	NVIDIA Corp	1,843,355
30,963	Skyworks Solutions Inc	2,767,473
47,890	Western Digital Corp	1,993,182
620,983	Zynga Inc Class A(a)	4,253,733
		24,504,678
Utilities — 12.50%
337,095	AES Corp	4,584,492
77,540	Ameren Corp	5,647,238
18,729	Atmos Energy Corp	1,858,479
164,060	CenterPoint Energy Inc	2,534,727
111,575	CMS Energy Corp	6,555,031
76,744	Consolidated Edison Inc	5,986,032
65,388	DTE Energy Co	6,209,898
21,661	Entergy Corp	2,035,484
47,822	Evergy Inc	2,632,601
147,290	FirstEnergy Corp	5,901,910
17,430	IDACORP Inc	1,530,180
62,045	NRG Energy Inc	1,691,347
38,391	OGE Energy Corp	1,179,756
143,152	PPL Corp	3,532,991
170,884	Public Service Enterprise Group Inc	7,674,401
1,781	Sempra Energy	201,235
67,498	WEC Energy Group Inc	5,948,599
		65,704,401
TOTAL COMMON STOCK — 97.73% (Cost $658,769,615)		$513,551,723

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.32%
$395,640	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $395,640 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(c)	$ 395,640
395,640	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $395,640 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(c)	395,640
395,640	Undivided interest of 0.76% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $395,640 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(c)	395,640
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 83,293	Undivided interest of 2.03% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $83,293 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(c)	$ 83,293
395,640	Undivided interest of 3.17% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $395,640 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(c)	395,640
TOTAL SHORT TERM INVESTMENTS — 0.32% (Cost $1,665,853)		$1,665,853
TOTAL INVESTMENTS — 98.05% (Cost $660,435,468)		$515,217,576
OTHER ASSETS & LIABILITIES, NET — 1.95%		$10,239,067
TOTAL NET ASSETS — 100.00%		$525,456,643

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	75	USD	10,783,500	June 2020	$(42,920)
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 19 futures contracts for the reporting period.

March 31, 2020